Shareholder Report		12 Months Ended
	Aug. 01, 2025	Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key		0000088064
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000015684
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Class A
Trading Symbol		SGGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2025 to July 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.05%

Gross expense ratio as of the latest prospectus: 1.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 110
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 8.63% (unadjusted for sales charges) for the period ended July 31, 2026. The Fund's broad-based index, the Russell 1000® Index, returned 18.94% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 8.03%.

Stock selection was the primary driver of the Fund’s performance relative to the Russell 1000® Growth Index. The Fund produced the best results in the industrials sector, led by its holding in Bloom Energy Corp. (0.8%). The company’s solid oxide fuel cells, which provide on-site electricity, have seen rising demand due to the need for off-grid solutions for data centers. Vertiv Holdings Co. (1.6%), Modine Manufacturing Co. (1.4%), and Comfort Systems USA, Inc. (1.3%), all of which make and install products used in data centers, were also top contributors in both the sector and the Fund as a whole.

The Fund also outperformed in information technology, with all of the advantage coming from a position in Micron Technology, Inc. (1.1%). The company benefited as strong demand from the AI infrastructure buildout helped fuel rising prices for its memory chips. A zero weighting in Oracle Corp. further helped relative performance, as the stock lagged its sector peers by a wide margin. Guardant Health, Inc. (1.4%), which generated robust growth behind strength in its blood-based oncology diagnostics testing business, was the top contributor in the portfolio as a whole. Exact Sciences Corp.,* which was taken over at a premium, was an additional contributor of note.

On the negative side, the Fund underperformed in the real estate sector due to a position in the analytics and information provider CoStar Group, Inc.* The company experienced weakness in its Homes.com unit and was pressured by competitive threats, causing it to cut its guidance. Holdings in a number of software companies — including ServiceNow, Inc. (1.3%), Atlassian Corp.,* and Snowflake, Inc.* — also hurt results amid concerns that the broader industry would face headwinds from AI. An underweight in Apple, Inc. (8.0%) and a zero weighting in Advanced Micro Devices, Inc. further weighed on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of July 31, 2026.

* Not held at July 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	Russell 1000® Index	Russell 1000® Growth Index
'16	$9,425	$10,000	$10,000
'16	$9,405	$10,013	$9,950
'16	$9,420	$10,021	$9,987
'16	$9,128	$9,826	$9,752
'16	$9,293	$10,213	$9,964
'16	$9,447	$10,405	$10,088
'17	$9,816	$10,614	$10,428
'17	$10,282	$11,025	$10,861
'17	$10,250	$11,032	$10,986
'17	$10,595	$11,149	$11,238
'17	$10,935	$11,291	$11,530
'17	$10,909	$11,370	$11,500
'17	$11,164	$11,595	$11,805
'17	$11,191	$11,631	$12,022
'17	$11,272	$11,879	$12,178
'17	$11,341	$12,151	$12,650
'17	$11,720	$12,522	$13,034
'17	$11,790	$12,662	$13,135
'18	$12,478	$13,357	$14,066
'18	$12,077	$12,866	$13,697
'18	$11,858	$12,574	$13,321
'18	$11,976	$12,617	$13,368
'18	$12,375	$12,939	$13,954
'18	$12,585	$13,023	$14,088
'18	$12,891	$13,472	$14,502
'18	$13,708	$13,936	$15,295
'18	$13,907	$13,989	$15,380
'18	$12,574	$12,999	$14,005
'18	$12,683	$13,264	$14,154
'18	$11,537	$12,056	$12,937
'19	$12,487	$13,066	$14,099
'19	$13,023	$13,509	$14,604
'19	$13,495	$13,744	$15,020
'19	$14,185	$14,299	$15,698
'19	$13,411	$13,388	$14,707
'19	$14,370	$14,327	$15,717
'19	$14,686	$14,550	$16,071
'19	$14,726	$14,283	$15,948
'19	$14,700	$14,531	$15,950
'19	$14,958	$14,839	$16,400
'19	$15,532	$15,400	$17,128
'19	$15,798	$15,845	$17,644
'20	$16,620	$15,862	$18,039
'20	$15,534	$14,565	$16,810
'20	$14,080	$12,641	$15,157
'20	$16,077	$14,311	$17,399
'20	$17,156	$15,066	$18,567
'20	$17,929	$15,399	$19,376
'20	$19,518	$16,301	$20,867
'20	$20,951	$17,497	$23,020
'20	$20,267	$16,858	$21,937
'20	$19,841	$16,451	$21,192
'20	$21,347	$18,389	$23,362
'20	$22,184	$19,166	$24,436
'21	$22,248	$19,008	$24,255
'21	$22,059	$19,559	$24,250
'21	$22,156	$20,299	$24,666
'21	$23,700	$21,392	$26,345
'21	$23,284	$21,494	$25,980
'21	$24,770	$22,032	$27,610
'21	$25,575	$22,490	$28,520
'21	$26,507	$23,141	$29,586
'21	$25,027	$22,078	$27,929
'21	$27,174	$23,610	$30,348
'21	$27,023	$23,293	$30,534
'21	$27,376	$24,236	$31,180
'22	$24,370	$22,870	$28,504
'22	$23,831	$22,242	$27,293
'22	$24,492	$22,993	$28,361
'22	$21,034	$20,943	$24,936
'22	$20,320	$20,912	$24,356
'22	$18,997	$19,160	$22,427
'22	$21,034	$20,945	$25,118
'22	$19,809	$20,141	$23,948
'22	$17,797	$18,277	$21,620
'22	$18,854	$19,743	$22,884
'22	$19,624	$20,811	$23,927
'22	$18,134	$19,601	$22,095
'23	$19,771	$20,915	$23,936
'23	$19,430	$20,417	$23,652
'23	$20,810	$21,063	$25,269
'23	$21,092	$21,324	$25,518
'23	$21,970	$21,423	$26,681
'23	$23,170	$22,870	$28,506
'23	$23,761	$23,657	$29,466
'23	$23,537	$23,243	$29,202
'23	$22,168	$22,151	$27,614
'23	$21,768	$21,615	$27,220
'23	$24,260	$23,634	$30,188
'23	$25,523	$24,801	$31,524
'24	$26,185	$25,147	$32,311
'24	$27,763	$26,505	$34,515
'24	$28,451	$27,354	$35,123
'24	$27,082	$26,190	$33,633
'24	$28,148	$27,423	$35,646
'24	$29,760	$28,331	$38,050
'24	$29,180	$28,743	$37,403
'24	$29,955	$29,425	$38,182
'24	$30,766	$30,054	$39,264
'24	$30,886	$29,844	$39,134
'24	$33,063	$31,765	$41,672
'24	$32,973	$30,880	$42,040
'25	$34,037	$31,863	$42,871
'25	$32,642	$31,305	$41,331
'25	$29,612	$29,494	$37,849
'25	$29,968	$29,318	$38,520
'25	$32,781	$31,190	$41,928
'25	$34,863	$32,769	$44,601
'25	$36,180	$33,497	$46,285
'25	$36,629	$34,202	$46,802
'25	$37,443	$35,388	$49,289
'25	$39,177	$36,152	$51,079
'25	$38,523	$36,240	$50,153
'25	$38,046	$36,242	$49,843
'26	$37,545	$36,741	$49,089
'26	$36,194	$36,544	$47,441
'26	$33,993	$34,727	$44,970
'26	$38,643	$38,236	$50,319
'26	$41,598	$40,187	$53,943
'26	$40,352	$39,981	$52,498
'26	$39,302	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	8.63%	8.97%	15.35%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	2.38%	7.69%	14.67%
Russell 1000® Index	18.94%	12.12%	14.82%
Russell 1000® Growth Index	8.03%	11.88%	17.46%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2025
AssetsNet		$ 388,990,996
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,430,299
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	388,990,996
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,430,299

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	51%
Communication Services	17%
Industrials	14%
Health Care	8%
Financials	4%
Consumer Discretionary	3%
Consumer Staples	1%
Real Estate	1%

Ten Largest Equity Holdings

Table Summary
Holdings	59.1% of Net Assets
NVIDIA Corp.	15.1%
Alphabet, Inc.	11.8%
Apple, Inc.	8.0%
Broadcom, Inc.	6.0%
Microsoft Corp.	5.9%
Visa, Inc.	3.9%
Meta Platforms, Inc.	2.4%
Eli Lilly & Co.	2.2%
Lam Research Corp.	2.0%
Amazon.com, Inc.	1.8%

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015687
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Class C
Trading Symbol		SGGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2025 to July 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.80%

Gross expense ratio as of the latest prospectus: 1.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 187
Expense Ratio, Percent		1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 7.83% (unadjusted for sales charges) for the period ended July 31, 2026. The Fund's broad-based index, the Russell 1000® Index, returned 18.94% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 8.03%.

Stock selection was the primary driver of the Fund’s performance relative to the Russell 1000® Growth Index. The Fund produced the best results in the industrials sector, led by its holding in Bloom Energy Corp. (0.8%). The company’s solid oxide fuel cells, which provide on-site electricity, have seen rising demand due to the need for off-grid solutions for data centers. Vertiv Holdings Co. (1.6%), Modine Manufacturing Co. (1.4%), and Comfort Systems USA, Inc. (1.3%), all of which make and install products used in data centers, were also top contributors in both the sector and the Fund as a whole.

The Fund also outperformed in information technology, with all of the advantage coming from a position in Micron Technology, Inc. (1.1%). The company benefited as strong demand from the AI infrastructure buildout helped fuel rising prices for its memory chips. A zero weighting in Oracle Corp. further helped relative performance, as the stock lagged its sector peers by a wide margin. Guardant Health, Inc. (1.4%), which generated robust growth behind strength in its blood-based oncology diagnostics testing business, was the top contributor in the portfolio as a whole. Exact Sciences Corp.,* which was taken over at a premium, was an additional contributor of note.

On the negative side, the Fund underperformed in the real estate sector due to a position in the analytics and information provider CoStar Group, Inc.* The company experienced weakness in its Homes.com unit and was pressured by competitive threats, causing it to cut its guidance. Holdings in a number of software companies — including ServiceNow, Inc. (1.3%), Atlassian Corp.,* and Snowflake, Inc.* — also hurt results amid concerns that the broader industry would face headwinds from AI. An underweight in Apple, Inc. (8.0%) and a zero weighting in Advanced Micro Devices, Inc. further weighed on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of July 31, 2026.

* Not held at July 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	Russell 1000® Index	Russell 1000® Growth Index
'16	$10,000	$10,000	$10,000
'16	$9,976	$10,013	$9,950
'16	$9,985	$10,021	$9,987
'16	$9,669	$9,826	$9,752
'16	$9,836	$10,213	$9,964
'16	$9,994	$10,405	$10,088
'17	$10,376	$10,614	$10,428
'17	$10,865	$11,025	$10,861
'17	$10,823	$11,032	$10,986
'17	$11,180	$11,149	$11,238
'17	$11,533	$11,291	$11,530
'17	$11,497	$11,370	$11,500
'17	$11,760	$11,595	$11,805
'17	$11,779	$11,631	$12,022
'17	$11,857	$11,879	$12,178
'17	$11,922	$12,151	$12,650
'17	$12,314	$12,522	$13,034
'17	$12,381	$12,662	$13,135
'18	$13,094	$13,357	$14,066
'18	$12,665	$12,866	$13,697
'18	$12,428	$12,574	$13,321
'18	$12,543	$12,617	$13,368
'18	$12,952	$12,939	$13,954
'18	$13,162	$13,023	$14,088
'18	$13,477	$13,472	$14,502
'18	$14,319	$13,936	$15,295
'18	$14,518	$13,989	$15,380
'18	$13,121	$12,999	$14,005
'18	$13,223	$13,264	$14,154
'18	$12,023	$12,056	$12,937
'19	$13,006	$13,066	$14,099
'19	$13,554	$13,509	$14,604
'19	$14,037	$13,744	$15,020
'19	$14,748	$14,299	$15,698
'19	$13,931	$13,388	$14,707
'19	$14,918	$14,327	$15,717
'19	$15,238	$14,550	$16,071
'19	$15,267	$14,283	$15,948
'19	$15,234	$14,531	$15,950
'19	$15,491	$14,839	$16,400
'19	$16,076	$15,400	$17,128
'19	$16,339	$15,845	$17,644
'20	$17,176	$15,862	$18,039
'20	$16,044	$14,565	$16,810
'20	$14,538	$12,641	$15,157
'20	$16,588	$14,311	$17,399
'20	$17,689	$15,066	$18,567
'20	$18,475	$15,399	$19,376
'20	$20,101	$16,301	$20,867
'20	$21,560	$17,497	$23,020
'20	$20,844	$16,858	$21,937
'20	$20,393	$16,451	$21,192
'20	$21,930	$18,389	$23,362
'20	$22,774	$19,166	$24,436
'21	$22,828	$19,008	$24,255
'21	$22,618	$19,559	$24,250
'21	$22,704	$20,299	$24,666
'21	$24,269	$21,392	$26,345
'21	$23,830	$21,494	$25,980
'21	$25,333	$22,032	$27,610
'21	$26,142	$22,490	$28,520
'21	$27,078	$23,141	$29,586
'21	$25,546	$22,078	$27,929
'21	$27,723	$23,610	$30,348
'21	$27,551	$23,293	$30,534
'21	$27,890	$24,236	$31,180
'22	$24,816	$22,870	$28,504
'22	$24,251	$22,242	$27,293
'22	$24,908	$22,993	$28,361
'22	$21,380	$20,943	$24,936
'22	$20,640	$20,912	$24,356
'22	$19,284	$19,160	$22,427
'22	$21,338	$20,945	$25,118
'22	$20,084	$20,141	$23,948
'22	$18,035	$18,277	$21,620
'22	$19,091	$19,743	$22,884
'22	$19,859	$20,811	$23,927
'22	$18,340	$19,601	$22,095
'23	$19,982	$20,915	$23,936
'23	$19,625	$20,417	$23,652
'23	$21,004	$21,063	$25,269
'23	$21,278	$21,324	$25,518
'23	$22,153	$21,423	$26,681
'23	$23,346	$22,870	$28,506
'23	$23,928	$23,657	$29,466
'23	$23,683	$23,243	$29,202
'23	$22,295	$22,151	$27,614
'23	$21,879	$21,615	$27,220
'23	$24,368	$23,634	$30,188
'23	$25,620	$24,801	$31,524
'24	$26,266	$25,147	$32,311
'24	$27,836	$26,505	$34,515
'24	$28,508	$27,354	$35,123
'24	$27,124	$26,190	$33,633
'24	$28,172	$27,423	$35,646
'24	$29,766	$28,331	$38,050
'24	$29,169	$28,743	$37,403
'24	$29,921	$29,425	$38,182
'24	$30,714	$30,054	$39,264
'24	$30,814	$29,844	$39,134
'24	$32,965	$31,765	$41,672
'24	$32,853	$30,880	$42,040
'25	$33,890	$31,863	$42,871
'25	$32,485	$31,305	$41,331
'25	$29,449	$29,494	$37,849
'25	$29,789	$29,318	$38,520
'25	$32,564	$31,190	$41,928
'25	$34,604	$32,769	$44,601
'25	$35,889	$33,497	$46,285
'25	$36,314	$34,202	$46,802
'25	$37,102	$35,388	$49,289
'25	$38,795	$36,152	$51,079
'25	$38,121	$36,240	$50,153
'25	$37,628	$36,242	$49,843
'26	$37,103	$36,741	$49,089
'26	$35,749	$36,544	$47,441
'26	$33,552	$34,727	$44,970
'26	$38,124	$38,236	$50,319
'26	$41,008	$40,187	$53,943
'26	$39,754	$39,981	$52,498
'26	$38,698	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	7.83%	8.16%	14.49%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.96%	8.16%	14.49%
Russell 1000® Index	18.94%	12.12%	14.82%
Russell 1000® Growth Index	8.03%	11.88%	17.46%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2025
AssetsNet		$ 388,990,996
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,430,299
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	388,990,996
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,430,299

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	51%
Communication Services	17%
Industrials	14%
Health Care	8%
Financials	4%
Consumer Discretionary	3%
Consumer Staples	1%
Real Estate	1%

Ten Largest Equity Holdings

Table Summary
Holdings	59.1% of Net Assets
NVIDIA Corp.	15.1%
Alphabet, Inc.	11.8%
Apple, Inc.	8.0%
Broadcom, Inc.	6.0%
Microsoft Corp.	5.9%
Visa, Inc.	3.9%
Meta Platforms, Inc.	2.4%
Eli Lilly & Co.	2.2%
Lam Research Corp.	2.0%
Amazon.com, Inc.	1.8%

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015689
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Class S
Trading Symbol		SCQGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2025 to July 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$84	0.80%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 8.91% for the period ended July 31, 2026. The Fund's broad-based index, the Russell 1000® Index, returned 18.94% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 8.03%.

Stock selection was the primary driver of the Fund’s performance relative to the Russell 1000® Growth Index. The Fund produced the best results in the industrials sector, led by its holding in Bloom Energy Corp. (0.8%). The company’s solid oxide fuel cells, which provide on-site electricity, have seen rising demand due to the need for off-grid solutions for data centers. Vertiv Holdings Co. (1.6%), Modine Manufacturing Co. (1.4%), and Comfort Systems USA, Inc. (1.3%), all of which make and install products used in data centers, were also top contributors in both the sector and the Fund as a whole.

The Fund also outperformed in information technology, with all of the advantage coming from a position in Micron Technology, Inc. (1.1%). The company benefited as strong demand from the AI infrastructure buildout helped fuel rising prices for its memory chips. A zero weighting in Oracle Corp. further helped relative performance, as the stock lagged its sector peers by a wide margin. Guardant Health, Inc. (1.4%), which generated robust growth behind strength in its blood-based oncology diagnostics testing business, was the top contributor in the portfolio as a whole. Exact Sciences Corp.,* which was taken over at a premium, was an additional contributor of note.

On the negative side, the Fund underperformed in the real estate sector due to a position in the analytics and information provider CoStar Group, Inc.* The company experienced weakness in its Homes.com unit and was pressured by competitive threats, causing it to cut its guidance. Holdings in a number of software companies — including ServiceNow, Inc. (1.3%), Atlassian Corp.,* and Snowflake, Inc.* — also hurt results amid concerns that the broader industry would face headwinds from AI. An underweight in Apple, Inc. (8.0%) and a zero weighting in Advanced Micro Devices, Inc. further weighed on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of July 31, 2026.

* Not held at July 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	Russell 1000® Index	Russell 1000® Growth Index
'16	$10,000	$10,000	$10,000
'16	$9,982	$10,013	$9,950
'16	$10,000	$10,021	$9,987
'16	$9,694	$9,826	$9,752
'16	$9,870	$10,213	$9,964
'16	$10,037	$10,405	$10,088
'17	$10,428	$10,614	$10,428
'17	$10,926	$11,025	$10,861
'17	$10,894	$11,032	$10,986
'17	$11,263	$11,149	$11,238
'17	$11,627	$11,291	$11,530
'17	$11,602	$11,370	$11,500
'17	$11,877	$11,595	$11,805
'17	$11,907	$11,631	$12,022
'17	$11,996	$11,879	$12,178
'17	$12,074	$12,151	$12,650
'17	$12,481	$12,522	$13,034
'17	$12,558	$12,662	$13,135
'18	$13,290	$13,357	$14,066
'18	$12,868	$12,866	$13,697
'18	$12,636	$12,574	$13,321
'18	$12,765	$12,617	$13,368
'18	$13,195	$12,939	$13,954
'18	$13,419	$13,023	$14,088
'18	$13,748	$13,472	$14,502
'18	$14,622	$13,936	$15,295
'18	$14,840	$13,989	$15,380
'18	$13,421	$12,999	$14,005
'18	$13,539	$13,264	$14,154
'18	$12,320	$12,056	$12,937
'19	$13,340	$13,066	$14,099
'19	$13,911	$13,509	$14,604
'19	$14,420	$13,744	$15,020
'19	$15,162	$14,299	$15,698
'19	$14,337	$13,388	$14,707
'19	$15,363	$14,327	$15,717
'19	$15,706	$14,550	$16,071
'19	$15,750	$14,283	$15,948
'19	$15,727	$14,531	$15,950
'19	$16,005	$14,839	$16,400
'19	$16,623	$15,400	$17,128
'19	$16,914	$15,845	$17,644
'20	$17,792	$15,862	$18,039
'20	$16,635	$14,565	$16,810
'20	$15,081	$12,641	$15,157
'20	$17,223	$14,311	$17,399
'20	$18,383	$15,066	$18,567
'20	$19,218	$15,399	$19,376
'20	$20,925	$16,301	$20,867
'20	$22,464	$17,497	$23,020
'20	$21,735	$16,858	$21,937
'20	$21,285	$16,451	$21,192
'20	$22,905	$18,389	$23,362
'20	$23,806	$19,166	$24,436
'21	$23,881	$19,008	$24,255
'21	$23,682	$19,559	$24,250
'21	$23,793	$20,299	$24,666
'21	$25,455	$21,392	$26,345
'21	$25,015	$21,494	$25,980
'21	$26,615	$22,032	$27,610
'21	$27,485	$22,490	$28,520
'21	$28,493	$23,141	$29,586
'21	$26,909	$22,078	$27,929
'21	$29,223	$23,610	$30,348
'21	$29,066	$23,293	$30,534
'21	$29,451	$24,236	$31,180
'22	$26,225	$22,870	$28,504
'22	$25,647	$22,242	$27,293
'22	$26,366	$22,993	$28,361
'22	$22,647	$20,943	$24,936
'22	$21,882	$20,912	$24,356
'22	$20,465	$19,160	$22,427
'22	$22,661	$20,945	$25,118
'22	$21,344	$20,141	$23,948
'22	$19,183	$18,277	$21,620
'22	$20,324	$19,743	$22,884
'22	$21,160	$20,811	$23,927
'22	$19,557	$19,601	$22,095
'23	$21,327	$20,915	$23,936
'23	$20,964	$20,417	$23,652
'23	$22,456	$21,063	$25,269
'23	$22,767	$21,324	$25,518
'23	$23,719	$21,423	$26,681
'23	$25,023	$22,870	$28,506
'23	$25,667	$23,657	$29,466
'23	$25,430	$23,243	$29,202
'23	$23,956	$22,151	$27,614
'23	$23,527	$21,615	$27,220
'23	$26,226	$23,634	$30,188
'23	$27,597	$24,801	$31,524
'24	$28,317	$25,147	$32,311
'24	$30,031	$26,505	$34,515
'24	$30,785	$27,354	$35,123
'24	$29,312	$26,190	$33,633
'24	$30,469	$27,423	$35,646
'24	$32,221	$28,331	$38,050
'24	$31,599	$28,743	$37,403
'24	$32,444	$29,425	$38,182
'24	$33,333	$30,054	$39,264
'24	$33,465	$29,844	$39,134
'24	$35,836	$31,765	$41,672
'24	$35,746	$30,880	$42,040
'25	$36,905	$31,863	$42,871
'25	$35,398	$31,305	$41,331
'25	$32,119	$29,494	$37,849
'25	$32,512	$29,318	$38,520
'25	$35,574	$31,190	$41,928
'25	$37,838	$32,769	$44,601
'25	$39,275	$33,497	$46,285
'25	$39,775	$34,202	$46,802
'25	$40,667	$35,388	$49,289
'25	$42,559	$36,152	$51,079
'25	$41,859	$36,240	$50,153
'25	$41,349	$36,242	$49,843
'26	$40,812	$36,741	$49,089
'26	$39,349	$36,544	$47,441
'26	$36,967	$34,727	$44,970
'26	$42,029	$38,236	$50,319
'26	$45,251	$40,187	$53,943
'26	$43,906	$39,981	$52,498
'26	$42,774	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	8.91%	9.25%	15.64%
Russell 1000® Index	18.94%	12.12%	14.82%
Russell 1000® Growth Index	8.03%	11.88%	17.46%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2025
AssetsNet		$ 388,990,996
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,430,299
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	388,990,996
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,430,299

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	51%
Communication Services	17%
Industrials	14%
Health Care	8%
Financials	4%
Consumer Discretionary	3%
Consumer Staples	1%
Real Estate	1%

Ten Largest Equity Holdings

Table Summary
Holdings	59.1% of Net Assets
NVIDIA Corp.	15.1%
Alphabet, Inc.	11.8%
Apple, Inc.	8.0%
Broadcom, Inc.	6.0%
Microsoft Corp.	5.9%
Visa, Inc.	3.9%
Meta Platforms, Inc.	2.4%
Eli Lilly & Co.	2.2%
Lam Research Corp.	2.0%
Amazon.com, Inc.	1.8%

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000015690
Shareholder Report [Line Items]
Fund Name		DWS Large Cap Focus Growth Fund
Class Name		Institutional Class
Trading Symbol		SGGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Large Cap Focus Growth Fund (the "Fund") for the period August 1, 2025 to July 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.80%

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 8.90% for the period ended July 31, 2026. The Fund's broad-based index, the Russell 1000® Index, returned 18.94% for the same period, while the Fund's additional, more narrowly based index, the Russell 1000® Growth Index, returned 8.03%.

Stock selection was the primary driver of the Fund’s performance relative to the Russell 1000® Growth Index. The Fund produced the best results in the industrials sector, led by its holding in Bloom Energy Corp. (0.8%). The company’s solid oxide fuel cells, which provide on-site electricity, have seen rising demand due to the need for off-grid solutions for data centers. Vertiv Holdings Co. (1.6%), Modine Manufacturing Co. (1.4%), and Comfort Systems USA, Inc. (1.3%), all of which make and install products used in data centers, were also top contributors in both the sector and the Fund as a whole.

The Fund also outperformed in information technology, with all of the advantage coming from a position in Micron Technology, Inc. (1.1%). The company benefited as strong demand from the AI infrastructure buildout helped fuel rising prices for its memory chips. A zero weighting in Oracle Corp. further helped relative performance, as the stock lagged its sector peers by a wide margin. Guardant Health, Inc. (1.4%), which generated robust growth behind strength in its blood-based oncology diagnostics testing business, was the top contributor in the portfolio as a whole. Exact Sciences Corp.,* which was taken over at a premium, was an additional contributor of note.

On the negative side, the Fund underperformed in the real estate sector due to a position in the analytics and information provider CoStar Group, Inc.* The company experienced weakness in its Homes.com unit and was pressured by competitive threats, causing it to cut its guidance. Holdings in a number of software companies — including ServiceNow, Inc. (1.3%), Atlassian Corp.,* and Snowflake, Inc.* — also hurt results amid concerns that the broader industry would face headwinds from AI. An underweight in Apple, Inc. (8.0%) and a zero weighting in Advanced Micro Devices, Inc. further weighed on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of July 31, 2026.

* Not held at July 31, 2026.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Russell 1000® Index	Russell 1000® Growth Index
'16	$1,000,000	$1,000,000	$1,000,000
'16	$998,513	$1,001,329	$995,032
'16	$1,000,000	$1,002,121	$998,672
'16	$969,509	$982,580	$975,220
'16	$986,862	$1,021,317	$996,439
'16	$1,003,810	$1,040,504	$1,008,774
'17	$1,042,910	$1,061,427	$1,042,768
'17	$1,092,914	$1,102,513	$1,086,080
'17	$1,089,456	$1,103,210	$1,098,642
'17	$1,126,427	$1,114,874	$1,123,768
'17	$1,162,867	$1,129,102	$1,152,989
'17	$1,160,207	$1,136,986	$1,149,951
'17	$1,187,603	$1,159,502	$1,180,516
'17	$1,190,795	$1,163,129	$1,202,156
'17	$1,199,572	$1,187,898	$1,217,786
'17	$1,207,551	$1,215,143	$1,264,972
'17	$1,247,980	$1,252,200	$1,303,402
'17	$1,255,941	$1,266,160	$1,313,549
'18	$1,329,268	$1,335,664	$1,406,583
'18	$1,286,815	$1,286,627	$1,369,701
'18	$1,263,659	$1,257,424	$1,332,140
'18	$1,276,340	$1,261,698	$1,336,794
'18	$1,319,344	$1,293,904	$1,395,388
'18	$1,341,949	$1,302,271	$1,408,823
'18	$1,375,029	$1,347,214	$1,450,181
'18	$1,462,416	$1,393,635	$1,529,472
'18	$1,484,193	$1,398,927	$1,538,020
'18	$1,342,225	$1,299,934	$1,400,480
'18	$1,354,078	$1,326,388	$1,415,355
'18	$1,232,307	$1,205,585	$1,293,666
'19	$1,333,517	$1,306,617	$1,409,949
'19	$1,390,684	$1,350,857	$1,460,397
'19	$1,441,726	$1,374,375	$1,501,964
'19	$1,515,519	$1,429,878	$1,569,823
'19	$1,433,268	$1,338,760	$1,470,652
'19	$1,535,936	$1,432,746	$1,571,651
'19	$1,570,061	$1,454,996	$1,607,140
'19	$1,574,436	$1,428,347	$1,594,831
'19	$1,572,686	$1,453,105	$1,595,029
'19	$1,600,687	$1,483,901	$1,639,995
'19	$1,662,521	$1,539,980	$1,712,750
'19	$1,691,815	$1,584,453	$1,764,426
'20	$1,779,950	$1,586,163	$1,803,870
'20	$1,664,080	$1,456,546	$1,681,023
'20	$1,509,074	$1,264,064	$1,515,651
'20	$1,722,940	$1,431,101	$1,739,924
'20	$1,838,809	$1,506,608	$1,856,732
'20	$1,922,321	$1,539,925	$1,937,583
'20	$2,093,043	$1,630,097	$2,086,659
'20	$2,247,125	$1,749,741	$2,301,986
'20	$2,174,090	$1,685,792	$2,193,678
'20	$2,129,098	$1,645,140	$2,119,177
'20	$2,290,884	$1,838,867	$2,336,163
'20	$2,381,216	$1,916,606	$2,443,606
'21	$2,388,920	$1,900,821	$2,425,526
'21	$2,368,697	$1,955,908	$2,424,965
'21	$2,379,932	$2,029,926	$2,466,626
'21	$2,546,212	$2,139,198	$2,634,452
'21	$2,501,914	$2,149,353	$2,598,014
'21	$2,662,095	$2,203,210	$2,761,008
'21	$2,749,409	$2,248,979	$2,852,001
'21	$2,850,204	$2,314,070	$2,958,634
'21	$2,691,307	$2,207,775	$2,792,933
'21	$2,922,751	$2,360,966	$3,034,844
'21	$2,907,343	$2,329,295	$3,053,399
'21	$2,945,920	$2,423,644	$3,117,956
'22	$2,622,969	$2,286,998	$2,850,357
'22	$2,565,486	$2,224,240	$2,729,292
'22	$2,637,253	$2,299,298	$2,836,055
'22	$2,265,529	$2,094,337	$2,493,568
'22	$2,188,885	$2,091,154	$2,435,599
'22	$2,047,094	$1,916,020	$2,242,672
'22	$2,266,923	$2,094,477	$2,511,840
'22	$2,135,234	$2,014,057	$2,394,828
'22	$1,918,889	$1,827,701	$2,162,013
'22	$2,033,158	$1,974,283	$2,288,379
'22	$2,116,422	$2,081,087	$2,392,654
'22	$1,956,324	$1,960,076	$2,209,480
'23	$2,133,576	$2,091,489	$2,393,635
'23	$2,097,179	$2,041,721	$2,365,207
'23	$2,246,406	$2,106,307	$2,526,883
'23	$2,277,343	$2,132,406	$2,551,814
'23	$2,372,702	$2,142,338	$2,668,121
'23	$2,503,002	$2,287,027	$2,850,582
'23	$2,567,425	$2,365,674	$2,946,617
'23	$2,543,767	$2,324,291	$2,920,160
'23	$2,396,360	$2,215,058	$2,761,350
'23	$2,353,412	$2,161,522	$2,722,035
'23	$2,623,476	$2,363,398	$3,018,767
'23	$2,760,720	$2,480,069	$3,152,444
'24	$2,832,561	$2,514,656	$3,231,071
'24	$3,004,389	$2,650,451	$3,451,517
'24	$3,079,563	$2,735,417	$3,512,278
'24	$2,931,807	$2,619,019	$3,363,302
'24	$3,048,086	$2,742,348	$3,564,647
'24	$3,222,877	$2,833,111	$3,805,017
'24	$3,161,033	$2,874,341	$3,740,292
'24	$3,245,466	$2,942,473	$3,818,195
'24	$3,334,342	$3,005,388	$3,926,366
'24	$3,347,674	$2,984,389	$3,913,373
'24	$3,584,307	$3,176,521	$4,167,196
'24	$3,575,501	$3,087,961	$4,203,981
'25	$3,691,578	$3,186,256	$4,287,137
'25	$3,540,959	$3,130,525	$4,133,114
'25	$3,212,809	$2,949,350	$3,784,942
'25	$3,252,171	$2,931,797	$3,851,976
'25	$3,558,230	$3,118,955	$4,192,801
'25	$3,784,761	$3,276,903	$4,460,121
'25	$3,928,954	$3,349,720	$4,628,500
'25	$3,978,357	$3,420,224	$4,680,246
'25	$4,067,925	$3,538,794	$4,928,875
'25	$4,257,103	$3,615,166	$5,107,917
'25	$4,186,814	$3,623,978	$5,015,346
'25	$4,136,037	$3,624,209	$4,984,255
'26	$4,082,047	$3,674,120	$4,908,914
'26	$3,936,226	$3,654,414	$4,744,077
'26	$3,697,653	$3,472,693	$4,496,979
'26	$4,204,333	$3,823,612	$5,031,902
'26	$4,526,429	$4,018,658	$5,394,302
'26	$4,391,684	$3,998,120	$5,249,829
'26	$4,278,627	$3,984,099	$5,000,073

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	8.90%	9.25%	15.65%
Russell 1000® Index	18.94%	12.12%	14.82%
Russell 1000® Growth Index	8.03%	11.88%	17.46%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Aug. 01, 2025
AssetsNet		$ 388,990,996
Holdings Count | Holding		54
Advisory Fees Paid, Amount		$ 2,430,299
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	388,990,996
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	2,430,299

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	51%
Communication Services	17%
Industrials	14%
Health Care	8%
Financials	4%
Consumer Discretionary	3%
Consumer Staples	1%
Real Estate	1%

Ten Largest Equity Holdings

Table Summary
Holdings	59.1% of Net Assets
NVIDIA Corp.	15.1%
Alphabet, Inc.	11.8%
Apple, Inc.	8.0%
Broadcom, Inc.	6.0%
Microsoft Corp.	5.9%
Visa, Inc.	3.9%
Meta Platforms, Inc.	2.4%
Eli Lilly & Co.	2.2%
Lam Research Corp.	2.0%
Amazon.com, Inc.	1.8%

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since August 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.